Investor A Shares Institutional Sharesand Investor C Shares [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Treasury Inflation Protected Securities Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	1.12%	3.09%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	0.04%	2.34%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.65%	(1.86%)	1.04%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.40%	(0.75%)	1.25%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.88%	0.14%	2.15%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.95%	1.13%	3.03%